TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	R (1.2)	R (2.6)
Credit loss allowance/impairments recognised included in operating costs	(1.1)	(0.2)
Credit loss allowance/impairments reversed included in operating costs	0.1	1.3
Credit loss allowance written off against related receivable	0.0	0.3
Closing balance	R (2.2)	R (1.2)